Goodwill and intangible assets (Detail 4) SFr in Millions	Dec. 31, 2017 CHF (SFr)
Estimated Aggregated Amortization Expenses [Line Items]
2018	SFr 63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	215
UBS AG
Estimated Aggregated Amortization Expenses [Line Items]
2018	63
2019	49
2020	42
2021	11
2022	11
Thereafter	35
Not amortized due to indefinite useful life	5
Total	SFr 215